Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($)		Sep. 30, 2024	Sep. 30, 2023
Schedule of Accrued Expenses and Other Liabilities [Abstract]
VAT payable		$ 1,862,661	$ 1,388,754
Payroll payable		231,113	625,802
Other payable	[1]	914,127	2,384,040
Total accrued expenses and other liabilities		$ 3,007,901	$ 4,398,596

[1]	The balance represented unpaid cancelled investment funds from several investors (FY24: $142,499; FY23: $1,812,370), payables to employees for their reimbursement claims and other miscellaneous payables to third parties.